ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2025
Gateway Supply Company, Inc. [Member]
Business Acquisition [Line Items]
Summary of Total Consideration to Tangible and Intangible Assets Acquired and Liabilities Assumed

The table below presents the allocation of the total consideration to tangible and intangible assets acquired and liabilities assumed from the acquisition of GWS based on their respective fair values as of September 1, 2023:

Accounts receivable	$21,159
Inventories	37,098
Other current assets	319
Property and equipment	3,213
Operating lease ROU assets	15,737
Goodwill	25,086
Intangibles	44,000
Other assets	86
Current portion of lease liabilities	(3,633)
Accounts payable	(8,306)
Accrued expenses and other current liabilities	(4,934)
Operating lease liabilities, net of current portion	(12,434)
Finance lease liabilities, net of current portion	(1,431)
Other liabilities	(13,417)
Total	$102,543